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March 5, 2024



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer ILS Interval Fund (the "Fund")
        File Nos. 333-225814 and 811-22987
        CIK No. 0001616037

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of statement of additional information for the the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-2, filed electronically on February 27, 2024 (Accession No. 0001193125-24-047993).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Sincerely,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820